Consolidated Statements of Profit or Loss and Other Comprehensive (Loss)/Income	12 Months Ended
	Dec. 31, 2024 MYR (RM) RM / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 MYR (RM) RM / shares	Dec. 31, 2022 MYR (RM) RM / shares
Total revenue	RM 40,860,882	$ 9,142,159	RM 18,471,272	RM 2,864,640
Cost of revenue	(26,045,710)	(5,827,433)	(10,207,774)	(2,589,929)
Gross profit	14,815,172	3,314,726	8,263,498	274,711
Selling and promotion expenses	(208,618)	(46,676)	(434,345)	(99,095)
General and administrative expenses	(6,099,464)	(1,364,685)	(1,475,338)	(302,146)
Other (expenses)/income	173,293	38,772	34,093	(56,743)
Credit loss on trade receivables	(661,263)	(147,950)	(66,915)	(15,682)
Operating (loss)/profit	8,019,120	1,794,187	6,320,993	(198,955)
Loss on redeemable convertible preference shares redemption			(704,900)
Finance costs	(1,673,335)	(374,390)	(505,826)	(90,910)
(Loss)/Profit before taxation	6,345,785	1,419,797	5,110,267	(289,865)
Income tax expenses	(2,833,617)	(633,990)	(1,355,882)
(Loss)/Profit for the year	3,512,168	785,807	3,754,385	(289,865)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of financial statements of foreign operations	105,620	23,631	49,030
Other comprehensive income for the year	105,620	23,631	49,030
Total comprehensive (loss)/income for the year	RM 3,617,788	$ 809,438	RM 3,803,415	RM (289,865)
(Loss)/Earnings per share
- Basic (in Dollars per share and Ringgits per share) | (per share)	RM 0.18	$ 0.04	RM 0.19	RM (0.01)
- Diluted (in Dollars per share and Ringgits per share) | (per share)	RM 0.18	$ 0.04	RM 0.19	RM (0.01)
Third parties
Total revenue	RM 39,427,866	$ 8,821,538	RM 12,998,053	RM 2,296,168
Related parties
Total revenue	RM 1,433,016	$ 320,621	RM 5,473,219	RM 568,472